Income Taxes - Summary of Major Temporary Differences (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ 13,091	$ 13,194
Deferred income tax assets	(2,947)	(2,655)
Net deferred income tax liability	10,144	10,539	$ 11,451	$ 10,975
Property, plant and equipment and exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	11,922	12,074
Lease assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	380	412
Unrealized risk management activities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	0	27
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	14	36
Investment in North West Redwater Partnership
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	767	593
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	8	52
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(1,495)	(1,488)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(388)	(416)
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(12)	(16)
Loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(1,032)	(685)
Unrealized foreign exchange loss (gain) on long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	(20)	(49)
Deferred PRT
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 0	$ (1)